SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF Global Real Estate Securities Fund

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of the fund’s prospectus.

John F. Robertson, CFA, Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2006.

Daniel Ekins, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

John Hammond, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

Jerry W. Ehlinger, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2010.

Ross McGlade, Director. Portfolio Manager of the fund. Joined the fund in 2010.

Chris Robinson, Director. Portfolio Manager of the fund. Joined the fund in 2012.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub–heading of the “FUND DETAILS” section of the fund’s prospectus.

John F. Robertson, CFA, Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2006.

●	Joined RREEF in 1997, Deutsche Asset Management in 2002; previously was an Assistant Vice President of Lincoln Investment Management responsible for REIT research.

●	Global Head of RREEF Real Estate Securities with over 20 years of investment industry experience.

●	BA,Wabash College; MBA, Indiana University.

Daniel Ekins, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

●	Joined RREEF in 1997, Deutsche Asset Management in 2002.

●	Over 25 years of investment industry experience.

●	BS, University of South Australia.

John Hammond, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

●	Joined RREEF and Deutsche Asset Management in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.

●	Over 19 years of investment industry experience.

●	BSc, University of Reading, UK.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Joined the fund in 2006.

●
Joined RREEF and Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004 and Managing Director of RREEF from 1996–March 2004 and Deutsche Asset Management from 2002–March 2004.

●	Chief Investment Officer of RREEF Real Estate Securities with over 15 years of investment industry experience.

●	BS, University of Southern California.

Jerry W. Ehlinger, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2010.

●	Joined RREEF, Deutsche Asset Management, Inc. in 2004; previously has worked as a Senior Vice President at Heitman Real Estate Investment Management from 2000–2004.

●	Prior to that, Senior Research Associate at Morgan Stanley Asset Management from 1996–2000.

●	Over 15 years of investment industry experience.

●	BA, University of Wisconsin — Whitewater; MS, University of Wisconsin — Madison.

August 27, 2012
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Ross McGlade, Director. Portfolio Manager of the fund. Joined the fund in 2010.

●	Joined the Company in 2006 after 19 years of experience at ABN AMRO, AMP Capital and McCann & Associates.

●	Portfolio manager for Real Estate Securities: Sydney.

●	Bachelor of Business in Land Economy from Hawkesbury Agricultural College; Graduate Diploma in Applied Finance and Investment from Securities Institute of Australia; registered property valuer, NSW.

Chris Robinson, Director. Portfolio Manager of the fund. Joined the fund in 2012.

●	Joined RREEF and Deutsche Asset Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

●	Over 15 years of investment industry experience.

●	BS, The Australian Catholic University.

Please Retain This Supplement for Future Reference

August 27, 2012
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